Stock Based Compensation (Tables)	3 Months Ended
Mar. 31, 2016
Stock Based Compensation [Abstract]
Schedule of the Black-Scholes option-pricing model to value the options
	Shares	Weighted Average Exercise Price Per Option
Options outstanding, December 31, 2015	-	$-
Granted to employees and non-employee directors	499,000	2.05
Exercised	-	-
Canceled/expired/forfeited	-	-
Options outstanding, March 31, 2016	499,000	2.05

Options exercisable, March 31, 2016	-	$-